Derivative instruments	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Derivative Financial Instruments Explanatory
Note 11

Derivative instruments
a) Derivative instruments
As of 30.6.22, USD bn
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 38.3 1,083 34.7 1,051 9,799
Credit derivatives 2.1 48 1.8 47 0
Foreign exchange

83.4 3,252 82.5 3,092 33
Equity /

index

33.9 388 34.6 457 69
Commodities 2.0 78 2.2 70 16
Loan commitments measured at FVTPL
0.0 1 0.0 7
Unsettled purchases of non-derivative

financial instruments
3
0.3 29 0.5 22
Unsettled sales of non-derivative

financial instruments
3
0.5 30 0.5 24
Total derivative financial instruments, based on IFRS netting
4
160.5 4,910 156.9 4,771 9,916
Further netting potential not recognized on the balance sheet
5
(146.5) (141.0)
of which: netting of recognized financial liabilities /

assets
(116.0) (116.0)
of which: netting with collateral received /

pledged
(30.5) (24.9)
Total derivative financial instruments, after consideration of further netting potential 14.0 15.9
As of 31.3.22, USD bn
Derivative financial instruments
Interest rate

37.1 1,080 33.7 1,058 9,569
Credit derivatives 1.7 50 1.8 48 0
Foreign exchange

67.6 3,315 66.1 3,183 20
Equity /

index

29.9 477 33.3 566 80
Commodities 2.9 82 2.6 65 17
Loan commitments measured at FVTPL
0.0 1 0.0 5
Unsettled purchases of non-derivative

financial instruments
3
0.3 26 0.5 31
Unsettled sales of non-derivative

financial instruments
3
0.7 45 0.4 18
Total derivative financial instruments, based on IFRS netting
4
140.3 5,075 138.4 4,973 9,686
Further netting potential not recognized on the balance sheet
5
(126.6) (121.4)
of which: netting of recognized financial liabilities /

assets
(101.7) (101.7)
of which: netting with collateral received /

pledged
(25.0) (19.7)
Total derivative financial instruments, after consideration of further netting potential 13.7 17.0
As of 31.12.21, USD bn
Derivative financial instruments
Interest rate

33.2 991 28.7 943 8,675
Credit derivatives 1.4 45 1.8 46 0
Foreign exchange

53.3 3,031 54.1 2,939 1
Equity /

index

28.2 457 34.9 604 80
Commodities 1.6 58 1.6 56 15
Loan commitments measured at FVTPL 0.0 1 0.0 8
Unsettled purchases of non-derivative

financial instruments
3
0.1 13 0.2 11
Unsettled sales of non-derivative

financial instruments
3
0.2 18 0.1 9
Total derivative financial instruments, based on IFRS netting
4
118.1 4,614 121.3 4,617 8,771
Further netting potential not recognized on the balance sheet
5
(107.4) (107.0)
of which: netting of recognized financial liabilities /

assets
(88.9) (88.9)
of which: netting with collateral received /

pledged
(18.5) (18.1)
Total derivative financial instruments, after consideration of further netting potential 10.7 14.3
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet, the

respective notional values of the

netted derivative financial instruments

are still presented on

a gross basis.
Notional amounts of client-cleared

ETD and OTC transactions through central clearing counterparties are not disclosed,

as they have a significantly different risk

profile.

2 Other notional values relate to derivatives
that are cleared through either a central counterparty

or an exchange. The fair

value of these derivatives is presented on the

balance sheet net of the corresponding cash

margin under Cash collateral receivables on
derivative instruments and Cash collateral payables on

derivative instruments and was not material for all

periods presented.

3 Changes in the fair value

of purchased and sold non-derivative

financial instruments
between trade date

and settlement date

are recognized as

derivative financial instruments.

4 Financial

assets and liabilities

are presented net

on the balance

sheet if UBS

AG has the

unconditional and legally
enforceable right to offset the recognized

amounts, both in the

normal course of business and

in the event of default, bankruptcy

or insolvency of UBS AG

or its counterparties, and

intends either to settle on

a net
basis or to realize the asset and settle the liability simultaneously.

5 Reflects the netting potential in accordance

with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 22 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2021 for more information.
b) Cash collateral on derivative instruments
USD bn
Receivables
30.6.22
Payables
30.6.22
Receivables
31.3.22
Payables
31.3.22
Receivables
31.12.21
Payables
31.12.21
Cash collateral on derivative instruments, based on IFRS netting
1
43.8 40.5 39.3 39.6 30.5 31.8
Further netting potential not recognized on the balance sheet
2
(23.2) (22.6) (19.0) (21.4) (18.4) (16.4)
of which: netting of recognized financial liabilities /

assets
(20.4) (19.9) (15.8) (18.2) (15.2) (13.1)
of which: netting with collateral received /

pledged
(2.8) (2.8) (3.2) (3.2) (3.3) (3.3)
Cash collateral on derivative instruments, after consideration of further netting potential
20.6 17.9 20.3 18.2 12.1 15.4
1 Financial assets and liabilities are presented net

on the balance sheet if UBS AG has

the unconditional and legally enforceable right

to offset the recognized amounts, both

in the normal course of business and

in
the event of default, bankruptcy

or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

2 Reflects the netting potential
in accordance with enforceable master netting

and similar arrangements where not all

criteria for a net presentation on the

balance sheet have been met.

Refer to “Note 22 Offsetting financial assets and financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2021 for more information.